Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 14 – Income Taxes

The Company follows ASC subtopic 740-10 for recording the provision for income taxes.  ASC 740-10 requires the use of the asset and liability method of accounting for income taxes.  Under the asset and liability method, deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled.  Deferred income tax expenses or benefits are based on the changes in the asset or liability each period.  If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized.  Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods.  Deferred taxes are classified as current or non-current, depending on the classification of assets and liabilities to which they relate.  Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse.

The Company’s operations for the six months ended June 30, 2014 and 2013 resulted in losses, thus no income taxes have been reflected in the accompanying statements of operations.

As of December 31, 2013, the Company had net operating loss carry-forwards that may be used to reduce future income taxes payable.  A valuation allowance has been recorded to reduce the net benefit recorded in the financial statements related to this deferred asset. The valuation allowance is deemed necessary as a result of the uncertainty associated with the ultimate realization of these deferred tax assets.

For financial reporting purposes, the Company has incurred a loss since inception to June 30, 2014.  Based on the available objective evidence, including the Company’s history of its loss, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at June 30, 2014. Further, management does not believe it has taken the position in the deductibility of its expenses that creates a more likely than not potential for future liability under the guidance of FIN 48.

Note 12 – Income Taxes

The Company’s operations for the years ended December 31, 2013 and 2012 resulted in losses, thus no income taxes have been reflected in the accompanying statements of operations.

The provision for income taxes for the years ended December 31, 2013 and 2012 consists of the following:

	12-31-2013	12-31-2012
Current tax	$-	$-
Benefits of deferred tax assets	733,389	535,995
Change in valuation allowance	(733,389)	(535,995)
Provision for income tax expense	$-	$-

As of December 31, 2013 the Company has net operating loss carry-forwards of approximately $4,549,000 which expire in the years 2029-2033.  These operating loss carry-forwards may be used to reduce future income taxes payable.  A valuation allowance has been recorded to reduce the net benefit recorded in the financial statements related to this deferred asset. The valuation allowance is deemed necessary as a result of the uncertainty associated with the ultimate realization of these deferred tax assets.  For the years ended December 31, 2013 and 2012 the effective tax rate was 0% resulting from a 34% valuation allowance rate offsetting the statutory rate of 34%.

Below is a summary of deferred tax asset calculations as of December 31, 2013 based on a 34% income tax rate. Currently there is no reasonable assurance that the Company will be able to take advantage of a deferred tax asset. Thus, an offsetting allowance has been established for the deferred asset.

	Deferred tax asset	34% tax rate
Net operating loss	$4,549,000	$1,622,160
Research credit		75,500
Valuation allowance		(1,697,660)
Deferred tax asset		$-

Below is a summary of deferred tax asset calculations as of December 31, 2012 based on a 34% income tax rate. Currently there is no reasonable assurance that the Company will be able to take advantage of a deferred tax asset. Thus, an offsetting allowance has been established for the deferred asset.

	Deferred tax asset	34% tax rate
Net operating loss	$2,408,446	$818,871
Research credit		69,986
Valuation allowance		(888,857)
Deferred tax asset		$-

Management does not believe that it has taken a position in its tax return that creates a more likely than not potential for          future liability under the guidance of FIN 48.  The Company has no interest or penalties for the years ended December 31, 2013 and 2012 but the policy would be to record any of these items as a separate component of general and administrative expense.  The Company files income tax returns in the US Federal jurisdiction and various state jurisdictions   The Company is no longer subject for any Federal or state examinations for years beginning on January 1, 2009.  The Company is not under any current income tax examinations.